INVENTORY (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventory
Details	June 30, 2026	December 31, 2025
Raw materials	$76,443	$105,301
Work in process	154,876	144,373
Finished goods	13,037	7,181
	$244,356	$256,855